NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Earnout liability (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 09, 2024	Jun. 30, 2024	Dec. 31, 2024	Aug. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)		4,400,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares	18 months	18 months
Period for measurement of revenue targets (in years)	5 years	5 years
Atlas FinTech
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Common stock, par value (in dollars per share)				$ 0.0001
Earn Out Shares, maximum shares issuable to stockholders (in shares)		5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares		18 months
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders		$ 20,000
Period for measurement of revenue targets (in years)		5 years
ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)		4,440,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Earn Out Shares, maximum shares issuable to stockholders (in shares)		5,944,444
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders	$ 20,000	$ 20,000
ATLASCLEAR, INC | Pre Reverse Split
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)	4,440,000
Earn Out Shares, maximum shares issuable to stockholders (in shares)	5,944,444
ATLASCLEAR, INC | Post Reverse Split
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Shares issued as purchase consideration for the assets (in shares)	74,000
Earn Out Shares, maximum shares issuable to stockholders (in shares)	99,074